Shareholder Report, Average Annual Return (Details)	12 Months Ended	36 Months Ended
	Oct. 31, 2024	Oct. 31, 2024
McElhenny Sheffield Managed Risk ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	McElhenny Sheffield Managed Risk ETF NAV
Average Annual Return, Percent	26.28%	6.63%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	38.02%	8.44%
60% S&P 500 TR / 40% Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 TR / 40% Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	26.44%	4.33%